SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
24 SHAREHOLDERS’ EQUITY
24.1 Share capital
On December 31, 2024, Suzano’s share capital was R$19,269,281 divided into 1,264,117,615 common shares, all nominative, book-entry shares without par value. Expenses related to the public offering were R$33,735, totaling a net share capital of R$19,235,546. The breakdown of the share capital is as set out below:

	12/31/2024		12/31/2023
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08	367,612,329	27.76
Controller	196,065,636	15.51	196,065,636	14.81
Managements and related persons	32,784,440	2.59	32,105,783	2.42
Alden Fundo de Investimento em Ações	26,154,744	2.07	26,154,744	1.98
	622,617,149	49.25	621,938,492	46.97
Treasury (Note 24.2)	24,875,787	1.97	34,765,600	2.63
Other shareholders	616,624,679	48.78	667,413,523	50.40
	1,264,117,615	100.00	1,324,117,615	100.00
For the year ended December 31, 2024, SUZB3 common shares ended the period quoted at R$61.78 and R$55.63 on December 31, 2023.
On April 25, 2024, the Board of Directors approved an increase in the Company's share capital in the amount of R$10,000,000, as described in note 1.2.4.
24.2 Dividends and reserve calculations
The Company´s bylaws establishes that the minimum annual dividend shall be the lower of:
(i)25% of the adjusted net income for the year pursuant to Article 202 of Brazilian Law No. 6,404/76; or
(ii)10% of the Company's consolidated operating cash generation (“GCO”) for the year.
In the year ended December 31, 2024, no dividends were distributed as a result of the loss for the year.
On December 4, 2024, the Board of Directors approved the payment of interest on equity by the Company, in the total gross amount of R$2,500,000, as described in note 1.2.8.
In the year ended December 31, 2023, based on the criteria defined in the bylaws, mandatory minimum dividends were determined in accordance with item (ii) above, as set forth below:

12/31/2023
Accounting EBITDA	19,537,398
Adjustments to EBITDA	(1,264,428)
Adjusted EBTIDA	18,272,970
Capex Maintenance (Sustain)	(6,706,367)
GCO = Adjusted EBTIDA - Capex Maintenance	11,566,603

Dividends (10%) - Art. 26, "c" of the Bylaws	1,156,660
Interest on own capital distributed and dividends	1,500,000
Withholding income tax	(190,119)
Interest on own capital distributed in excess (1)	(153,221)
(1) Considering that the distribution of Interest on own capital in the year ending in 2023 exceeded the minimum mandatory dividends, the Company does not expect to propose additional dividends at the next shareholders' meeting.
24.3 Reserves
24.3.1 Capital reserve
They consist of amounts received by the Company arising from transactions with shareholders that do not pass through the income statement and may be used to absorb losses when they exceed profit reserves and redemptions, reimbursements and purchases of shares.
24.3.2 Income reserves
Reserves are constituted by the allocation of the Company's profits, after the allocation for the payment of the minimum mandatory dividends and after the allocation to the various profit reserves, as set forth below:
(i)Legal: measured based on 5% (five percent) of the net profit of each fiscal year as specified in Article 193 of Brazilian Law No. 6,404/76, which shall not exceed 20% of the share capital, whereas in the year in which the balance of the legal reserve plus the capital reserve amounts exceeds 30% (thirty percent) of the share capital, the allocation of part of the profit will not be mandatory. The use of this reserve is restricted to loss compensation and capital increases, and aims to ensure the integrity of the share capital. For the year ended December 31, 2024, the balance of this reserve is R$1,847,109 (R$1,847,109 as of December 31, 2023).
(ii)Capital increase: measured on the basis of up to 90% (ninety percent) of the remaining balance of the net income for the year, limited to 80% (eighty percent) of the share capital, pursuant to the Company's bylaws, after the allocation to the legal reserve and minimum mandatory dividends. The constitution of this reserve aims to ensure the Company has adequate operating conditions. For the year ended December 31, 2024, the balance of this reserve is R$2,807,632 (R$15,670,952 as of December 31, 2023).
(iii)Special statutory: measured on the basis of up to 10% (ten percent) of the remaining balance of net income for the year, and aims to ensure the continuity of the distribution of dividends, up to the limit of 20% of the share capital. For the year ended December 31, 2024, the balance of this reserve is R$1,847,109 (R$1,887,576 as of December 31, 2023).
(iv)Tax incentives: set up under the terms of article 195-A of Law 6,404/76, amended by Law 11,638/07 and at the proposal of the management bodies, the company will allocate the portion of net income arising from donations or government subsidies to investments, this portion being excluded from the basis for calculating the mandatory dividend. For the year ended December 31, 2024, the balance of this reserve is R$1,319,908 (R$998,237 as of December 31, 2023). This increase can be explained by the reserve relating to the benefits of Operating Profit (note 12.3) and Reinvestment. The Operating Profit, applicable to the plants in the states of Espírito Santo, Maranhão and Bahia (under Sudene's approval), in addition to the plant in Belém do Pará (under Sudam's approval), contributed to a reserve of R$299,515 in the year ended December 31, 2024. With regard to the Reinvestment incentive, used only for the Aracruz (ES), Mucuri (BA) and Imperatriz (MA) units, which are located in the region administered by Sudene, the use of the benefit resulted in an increase of R$14,574 to the reserve for the year. With regard to the investment subsidy tax incentive, in accordance with Law 14.789/2023, the Company taxed the results equivalent to these amounts, and there was no creation of a reserve for this tax incentive for the current year, only the creation of R$7,582, referring to the benefit of the previous year, under the rules prior to Law 14.789/2023.
(v)Investment reserve: constituted in accordance with article 196 of Law No. 6,404/76, modified by Law No. 11,638/07, profit retention is carried out based on a capital budget. This practice aims to meet the needs of the Company's investment plan, previously approved at the Ordinary General Meeting. In the year ended December 31, 2024, the Company absorbed the loss for the year in the amount of R$(7,315,184), ending the year ended 2024 with a balance of R$5,157,140 (R$14,972,324 as of at December 31, 2023).
24.4 Other reserves
These are changes that occur in shareholders' equity arising from transactions and other events that do not originate with shareholders and are disclosed net of tax effects, as set forth below:

	Debenture conversion 5th issue	Actuarial loss	Exchange variation and fair value of financial assets	Exchange variation on conversion of financial statements of foreign subsidiaries	Deemed cost	Total
Balances at December 31, 2022	(45,746)	(144,799)	2,163	3,218	1,904,680	1,719,516
Actuarial loss		(84,828)				(84,828)
Loss on conversion of financial assets and fair value			(865)			(865)
Gain on conversion of financial statements and on foreign investments				5,178		5,178
Partial realization of deemed cost, net of taxes					(100,705)	(100,705)
Balances at December 31, 2023	(45,746)	(229,627)	1,298	8,396	1,803,975	1,538,296
Actuarial loss		90,931				90,931
Loss on conversion of financial assets and fair value			(364,231)			(364,231)
Gain on conversion of financial statements and on foreign investments				163,185		163,185
Partial realization of deemed cost, net of taxes					(79,385)	(79,385)
Balances at December 31, 2024	(45,746)	(138,696)	(362,933)	171,580	1,724,590	1,348,796
24.5 Treasury shares
On December 31, 2024, the Company had 24,875,787 (34,765,600 as of December 31, 2023) of its own common shares held in treasury, with an average cost of R$53.84 per share, with a historical value of R$1,339,197 (R$1,484,014 as at December 31, 2023) and the market corresponding to R$1,536,826 (R$1,934,010 as at December 31, 2023).
On January 26, 2024, 20,000,000 common shares held in treasury were canceled. Additionally, on August 9, 2024, another 40,000,000 common shares held in treasury were canceled, as described in Note 1.2.3. On the same date, the Company approved a new share buyback program, under which it may acquire up to 40,000,000 common shares of its own issue, with a maximum term of 18 months, ending on February 9, 2026, of which 11,115,300 have already been repurchased up to the year ended December 31, 2024.

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214
Repurchase	20,000,000	44.05	880,914	880,914
Canceled	(37,145,969)	40.84	(1,517,224)	(1,570,532)
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
Exercised (note 22.2)	(1,005,113)	47.55	(47,794)	(54,213)
Repurchase	51,115,300	54.91	2,806,764	2,806,764
Canceled	(60,000,000)	48.40	(2,903,787)	(3,238,200)
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
24.6 Distribution of results

	Limit on share capital %	Distribution of results		Reserve balances
		12/31/2024	12/31/2023	12/31/2024	12/31/2023
Realization of deemed cost, net of taxes		(79,385)	(100,705)
Tax incentive reserve		321,671	118,959	1,319,908	998,237
Legal reserve	20.00%		443,010	1,847,109	1,847,109
Capital increase reserve	80.00%		10,911,226	2,807,632	15,670,952
Special statutory reserve	20.00%		1,212,358	1,847,109	1,887,576
Investments reserve		(7,315,184)		5,157,140	14,972,324
Capital reserve				60,226	26,744
Dividends forfeited		(1,300)
Interest on own capital			1,500,000
		(7,074,198)	14,084,848	13,039,124	35,402,942